Document and Entity Information	0 Months Ended
Aug. 07, 2013
Document And Entity Information
Entity Registrant Name	Ironclad Performance Wear Corp.
Entity Central Index Key	0001301712
Document Type	8-K
Document Period End Date	Aug. 07, 2013
Amendment Flag	false
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Document Fiscal Year Focus	2013